Note 4 - Premises and Equipment (Detail) - Premises and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Land	$ 5,583,180	$ 5,525,022
Buildings (useful lives 15 to 50 years)	28,368,503	28,124,868
Furniture and equipment (useful lives 3 to 10 years)	20,069,281	18,882,807
	54,020,964	52,532,697
Less accumulated depreciation	22,758,574	20,791,946
	$ 31,262,390	$ 31,740,751